Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received	$ 672	$ 238
Utility plant
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	2,146,852	1,961,720
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	171,920	98,128
Regulated Services Group
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	3,351	3,270
Accumulated depreciation	2,970	2,455
Hydro: generation facilities and other
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	74,818	77,859
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	38,692	40,386
Depreciation expense	974	461
Land
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	5,263	5,263
Construction-in-progress
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	$ 43,319	$ 15,770